REVENUE - Contract Balances (Details) $ in Thousands	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) aircraft	Mar. 31, 2020 USD ($)	Apr. 10, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)
REVENUE
Maintenance expense	$ 9,210	$ 6,478	$ 9,508	$ 15,491	$ 27,416	$ 35,286
Total Contract Liabilities	120,517				128,383	141,185
Air Traffic Liabilities
REVENUE
Total Contract Liabilities	$ 94,733				$ 101,075	116,660
Threshold period in which tickets can be booked in advance	12 months				12 months
Cash refund to customers						4,502
Customer liability outstanding					$ 1,045
Gift certificates					245
Loyalty Program Liabilities
REVENUE
Total Contract Liabilities	$ 20,774	22,321		$ 23,950	22,069	22,892
Revenue recognized	2,152	$ 2,206			4,838	12,408
Amazon Deferred Up-front Payment
REVENUE
Total Contract Liabilities	$ 5,010				5,240	$ 1,633
Revenue recognized					$ 393
Costs to fulfill contract with Amazon
REVENUE
Number of cargo aircraft | aircraft	12				12
Maintenance expense	$ 138				$ 271
Contract Assets	3,312				3,614
Passenger | Air Traffic Liabilities
REVENUE
Revenue recognized	$ 60,039				$ 110,868